Cost of Sales - Disclosure of impairment of assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	$ 386	$ 131	$ (3)
Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	71	19	0
Recoverable amount	538	595
Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	23	0	(50)
Recoverable amount	198		190
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	42	52	0
Recoverable amount	155	214
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	51	60	0
Recoverable amount	88	153
Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	11	0	0
Recoverable amount	63
Unisel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	35	0	0
Recoverable amount	3
Masimong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	24	0	15
Recoverable amount	4		32
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	106	0	0
Recoverable amount	267
Hidden Valley
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	0	0	32
Recoverable amount			22
Other mining assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets	23	$ 0	$ 0
Recoverable amount	$ 26